RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

15.RELATED PARTY TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2023 and 2024:

Name of related parties	Relationship with the Company
Lin BioScience, Inc.	The ultimate controlling shareholder of the Company

The Company and its subsidiaries entered into several research and development services agreements with several related parties, including:

Lin BioScience, Inc. and the Company entered into the Tinlarebant R&D services agreements on July 1, 2020, July 1, 2021, July 1, 2022, July 1, 2023 and July 1, 2024 whereby Lin BioScience, Inc. agreed to provide certain new drug development services for pipeline Tinlarebant to the Company. The Company agreed to pay services fees in an amount equal to 110% percent of actual costs for its performance of such development services and to reimburse the actual expenses for transportation, travel and lodging for the performance of such development services. For the year ended December 31, 2022, 2023, and 2024, the Company recorded $140, $63 and $57 in research and development expenses, respectively.

On November 1, 2022 and November 1, 2023, Lin Bioscience, Inc and the Company entered into the LBS-007 R&D service agreement whereby the Company agreed to provide new drug development services for pipeline LBS-007 to Lin Bioscience, which is Lin Bioscience’s cancer pipeline. Lin Bioscience agreed to pay service fee in an amount equal to 110% percent of actual costs for its performance of such development service. For the year ended December 31, 2023 and 2024, the Company has provided related service connected to the above agreement to Lin Bioscience and the expense reimbursed incurred was $46 and $0.

(a)	Related party balances

	As of December 31,
	2023	2024
Due from related parties
Lin BioScience, Inc.	$18	$—
Due to related parties
Lin BioScience, Inc.	$—	$13

(b)	Related party transactions

During the years ended December 31, 2022, 2023 and 2024, related party transactions consisted of the following:

	Years ended December 31,
	2022	2023	2024
Lin BioScience, Inc.:
Research and development expense	$140	$63	$56
Reimbursement for expense	$32	$46	$1